Capital and reserves - reconciliation of movement in total equity	12 Months Ended
Dec. 31, 2017
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Capital and reserves - reconciliation of movement in total equity

19 Capital and reserves – reconciliation of movement in total equity

	Attributable to owners of the parent

Revised	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

1 January 2017	507	3,931	413	3,331	8,182	224	8,406

Comprehensive income and expense

Profit for the year	–	–	–	37,485	37,485	171	37,656

Differences on exchange

– subsidiaries	–	–	(3,082)	–	(3,082)	(2)	(3,084)

– associates	–	–	(923)	–	(923)	–	(923)

Cash flow hedges

– net fair value losses	–	–	(263)	–	(263)	(1)	(264)

– reclassified and reported in profit for the year	–	–	109	–	109	–	109

– reclassified and reported in net assets	–	–	(16)	–	(16)	–	(16)

Available-for-sale investments

– net fair value losses in respect of subsidiaries	–	–	(27)	–	(27)	–	(27)

– net fair value gains in respect of associates net of tax	–	–	5	–	5	–	5

Net investment hedges

– net fair value gains	–	–	425	–	425	–	425

– differences on exchange on borrowings	–	–	(67)	–	(67)	(1)	(68)

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	34	–	34	–	34

Retirement benefit schemes					–		–

– net actuarial gains in respect of subsidiaries (note 12)	–	–	–	832	832	1	833

– surplus recognition and minimum funding obligations in respect of subsidiaries (note 12)	–	–	–	(5)	(5)	(1)	(6)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	25	25	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	(171)	(171)	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	105	105	–	105

– proceeds from shares issued	–	5	–	–	5	–	5

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	(4,465)	(4,465)	–	(4,465)

– to non-controlling interests	–	–	–	–	–	(169)	(169)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(205)	(205)	–	(205)

Shares issued – RAI acquisition (note 24(a))	107	22,666	–	–	22,773	–	22,773

Other movements	–	–	–	3	3	–	3

31 December 2017	614	26,602	(3,392)	36,935	60,759	222	60,981

With effect from 1 January 2018, the Group has adopted IFRS 15 (Revenue from Contracts with Customers). The Group has revised 2017, as explained in note 1.1.

19 Capital and reserves – reconciliation of movement in total equity continued

	Attributable to owners of the parent

	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

1 January 2016	507	3,927	(1,294)	1,754	4,894	138	5,032

Comprehensive income and expense

Profit for the year	–	–	–	4,648	4,648	191	4,839

Differences on exchange

– subsidiaries	–	–	1,218	–	1,218	52	1,270

– associates	–	–	1,425	–	1,425	–	1,425

Cash flow hedges

– net fair value gains	–	–	28	–	28	1	29

– reclassified and reported in profit for the year	–	–	38	–	38	–	38

– reclassified and reported in net assets	–	–	(12)	–	(12)	–	(12)

Available-for-sale investments

– net fair value losses in respect of associates net of tax	–	–	(10)	–	(10)	–	(10)

Net investment hedges

– net fair value losses	–	–	(837)	–	(837)	–	(837)

– differences on exchange on borrowings	–	–	(124)	–	(124)	–	(124)

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	(19)	–	(19)	–	(19)

Retirement benefit schemes

– net actuarial losses in respect of subsidiaries (note 12)	–	–	–	(231)	(231)	3	(228)

– surplus recognition and minimum funding obligations in respect of subsidiaries (note 12)	–	–	–	–	–	(1)	(1)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	20	20	–	20

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	36	36	–	36

Other changes in equity

Employee share options

– value of employee services	–	–	–	71	71	–	71

– proceeds from shares issued	–	4	–	–	4	–	4

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	(2,910)	(2,910)	–	(2,910)

– to non-controlling interests	–	–	–	–	–	(156)	(156)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(64)	(64)	–	(64)

Non-controlling interests - acquisitions (note 24(c))	–	–	–	4	4	(4)	–

Other movements	–	–	–	3	3	–	3

31 December 2016	507	3,931	413	3,331	8,182	224	8,406

19 Capital and reserves – reconciliation of movement in total equity continued

	Attributable to owners of the parent

	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Retained earnings £m	Total attributable to owners of the parent £m	Non- controlling interests £m	Total equity £m

1 January 2015	507	3,923	(498)	1,578	5,510	304	5,814

Comprehensive income and expense

Profit for the year	–	–	–	4,290	4,290	232	4,522

Differences on exchange

– subsidiaries	–	–	(953)	–	(953)	(53)	(1,006)

– associates	–	–	336	–	336	–	336

Cash flow hedges

– net fair value losses	–	–	(98)	–	(98)	(1)	(99)

– reclassified and reported in profit for the year	–	–	14	–	14	1	15

– reclassified and reported in net assets	–	–	(45)	–	(45)	–	(45)

Available-for-sale investments

– net fair value gains in respect of subsidiaries	–	–	14	–	14	–	14

– reclassified and reported in profit for the year	–	–	(10)	–	(10)	–	(10)

– net fair value gains in respect of associates net of tax	–	–	1	–	1	–	1

Net investment hedges

– net fair value losses	–	–	(118)	–	(118)	–	(118)

– differences on exchange on borrowings	–	–	42	–	42	–	42

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	–	21	–	21	–	21

Retirement benefit schemes

– net actuarial gains in respect of subsidiaries (note 12)	–	–	–	283	283	–	283

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	3	3	–	3

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	(23)	(23)	–	(23)

Other changes in equity

Employee share options

– value of employee services	–	–	–	50	50	–	50

– proceeds from shares issued	–	4	–	–	4	–	4

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	(2,770)	(2,770)	–	(2,770)

– to non-controlling interests	–	–	–	–	–	(238)	(238)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	(46)	(46)	–	(46)

Non-controlling interests - acquisitions (note 24(c))	–	–	–	(1,642)	(1,642)	(107)	(1,749)

Other movements	–	–	–	31	31	–	31

31 December 2015	507	3,927	(1,294)	1,754	4,894	138	5,032

19 Capital and reserves – reconciliation of movement in total equity continued

(a) Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m

31 December 2017	87	101	26,414	26,602

31 December 2016	82	101	3,748	3,931

31 December 2015	78	101	3,748	3,927

1 January 2015	74	101	3,748	3,923

The share premium account includes the difference between the value of shares issued and their nominal value. The increase of £5 million (2016: £4 million; 2015: £4 million) relates solely to ordinary shares issued under the Company’s share option schemes.

On the purchase of own shares as part of the share buy-back programme for shares which are cancelled, a transfer is made from retained earnings to the capital redemption reserve equivalent to the nominal value of shares purchased. Purchased shares which are not cancelled are classified as treasury shares and presented as a deduction from total equity.

In 1999, shares were issued for the acquisition of the Rothmans International B.V. Group, and the difference between the fair value of shares issued and their nominal value of £3,748 million was credited to merger reserves.

On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI not already owned by the Group.  Shares were issued for the acquisition and the difference between the fair value of shares issued and their nominal value of £22,666 million was credited to merger reserves.

Total equity attributable to owners of the parent is stated after deducting the cost of treasury shares which include £4,845 million (2016: £4,845 million; 2015: £4,845 million) for shares repurchased and not cancelled and £350 million (2016: £208 million; 2015 £204 million) in respect of the cost of own shares held in employee share ownership trusts.

During 2014, 23 million shares were bought back at a cost of £795 million, excluding transaction costs of £5 million. The share buy-back programme was suspended from 30 July 2014. As at 31 December 2017, treasury shares include 6,750,597 (2016: 5,137,602; 2015: 5,356,084) of shares held in trust and 162,645,590 (2016: 162,645,590; 2015: 162,645,590) of shares repurchased and not cancelled as part of the Company’s share buy-back programme.

19 Capital and reserves – reconciliation of movement in total equity continued

Other movements in shareholders’ funds principally relate to the release of treasury shares as a result of the exercise of share options.

Called up share capital	Ordinary shares of 25p each Number of shares	£m

Allotted and fully paid

1 January 2017	2,027,019,508	506.75

Changes during the year

– share option schemes	213,144	0.05

– Issue of shares RAI acquisition	429,045,762	107.26

31 December 2017	2,456,278,414	614.06

Allotted and fully paid

1 January 2016	2,026,866,724	506.71

Changes during the year

– share option schemes	152,784	0.04

31 December 2016	2,027,019,508	506.75

Allotted and fully paid

1 January 2015	2,026,693,029	506.67

Changes during the year

– share option schemes	173,695	0.04

31 December 2015	2,026,866,724	506.71

(b) Information on the principal components of non-controlling interests is provided in note 29.

19 Capital and reserves – reconciliation of movement in total equity continued

Movements in other reserves and retained earnings (which are after deducting treasury shares) shown above comprise:

							Retained earnings

Revised	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2017	(382)	4	39	179	573	413	(5,053)	8,384

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	37,485

Differences on exchange

– subsidiaries	(3,082)	–	–	–	–	(3,082)	–	–

– associates	(923)	–	–	–	–	(923)	–	–

Cash flow hedges

– net fair value losses	–	(263)	–	–	–	(263)	–	–

– reclassified and reported in profit for the year	–	109	–	–	–	109	–	–

– reclassified and reported in net assets	–	(16)	–	–	–	(16)	–	–

Available-for-sale investments

– net fair value losses in respect of subsidiaries	–	–	(27)	–	–	(27)	–	–

– net fair value gains in respect of associates net of tax	–	–	5	–	–	5	–	–

Net investment hedges

– net fair value gains	425	–	–	–	–	425	–	–

– differences on exchange on borrowings	(67)	–	–	–	–	(67)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	34	–	–	–	34	–	–

Retirement benefit schemes

– net actuarial gains in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	832

– surplus recognition and minimum funding obligations respect of subsidiaries (note 5)	–	–	–	–	–	–	–	(5)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	105

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(4,465)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(205)	–

Other movements	–	–	–	–	–	–	63	(60)

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

With effect from 1 January 2018, the Group has adopted IFRS 15 (Revenue from Contracts with Customers). The Group has revised 2017, as explained in note 1.1.

19 Capital and reserves – reconciliation of movement in total equity continued

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2016	(2,062)	(33)	49	179	573	(1,294)	(5,049)	6,803

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	4,648

Differences on exchange

– subsidiaries	1,218	–	–	–	–	1,218	–	–

– associates	1,425	–	–	–	–	1,425	–	–

Cash flow hedges

– net fair value gains	–	28	–	–	–	28	–	–

– reclassified and reported in profit for the year	–	38	–	–	–	38	–	–

– reclassified and reported in net assets	–	(12)	–	–	–	(12)	–	–

Available-for-sale investments

– net fair value losses in respect of associates net of tax	–	–	(10)	–	–	(10)	–	–

Net investment hedges

– net fair value losses	(837)	–	–	–	–	(837)	–	–

– differences on exchange on borrowings	(124)	–	–	–	–	(124)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	(2)	(17)	–	–	–	(19)	–	–

Retirement benefit schemes

– net actuarial losses in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	(231)

– actuarial gains in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	20

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	36

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	71

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(2,910)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(64)	–

Non-controlling interests - acquisitions (note 24(c))	–	–	–	–	–	–	–	4

Other movements	–	–	–	–	–	–	60	(57)

31 December 2016	(382)	4	39	179	573	413	(5,053)	8,384

19 Capital and reserves – reconciliation of movement in total equity continued

							Retained earnings

	Translation reserve £m	Hedging reserve £m	Available- for-sale reserve £m	Revaluation reserve £m	Other £m	Total other reserves £m	Treasury shares £m	Other £m

1 January 2015	(1,369)	75	44	179	573	(498)	(5,073)	6,651

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	4,290

Differences on exchange

– subsidiaries	(953)	–	–	–	–	(953)	–	–

– associates	336	–	–	–	–	336	–	–

Cash flow hedges

– net fair value losses	–	(98)	–	–	–	(98)	–	–

– reclassified and reported in profit for the year	–	14	–	–	–	14	–	–

– reclassified and reported in net assets	–	(45)	–	–	–	(45)	–	–

Available-for-sale investments

– net fair value gains in respect of subsidiaries	–	–	14	–	–	14	–	–

– reclassified and reported in profit for the year	–	–	(10)	–	–	(10)	–	–

– net fair values gains in respect of associates net of tax	–	–	1	–	–	1	–	–

Net investment hedges

– net fair value losses	(118)	–	–	–	–	(118)	–	–

– differences on exchange on borrowings	42	–	–	–	–	42	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	–	21	–	–	–	21	–	–

Retirement benefit schemes

– net actuarial losses in respect of subsidiaries (note 12)	–	–	–	–	–	–	–	283

– actuarial losses in respect of associates net of tax (note 5)	–	–	–	–	–	–	–	3

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	–	–	–	–	–	–	–	(23)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	50

Dividends and other appropriations

– ordinary shares (note 8)	–	–	–	–	–	–	–	(2,770)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(46)	–

Non-controlling interests - acquisitions (note 24(c))	–	–	–	–	–	–	–	(1,642)

Other movements	–	–	–	–	–	–	70	(39)

31 December 2015	(2,062)	(33)	49	179	573	(1,294)	(5,049)	6,803

The translation reserve is explained in the accounting policy on foreign currencies in note 1. The hedging reserve and the available-for-sale reserve are explained in the accounting policy on financial instruments in note 1. The revaluation reserve relates to the acquisition of the cigarette and snus business of ST in 2008.

Of the amounts released from the hedging reserve during the year, a gain of £52 million (2016: £142 million loss; 2015: £50 million loss) and a loss of £27 million (2016: £2 million loss; 2015: £22 million gain) were reported within revenue and raw materials and consumables respectively, together with a gain of £4 million (2016: £6 million loss; 2015: £8 million loss) reported in other operating expenses, £nil million (2016: £9 million gain; 2015: £nil million) reported in other operating income and a gain of £80 million (2016: £93 million gain; 2015: £18 million gain) reported within net finance costs.

In 2017, included within the £923 million of differences on exchange in respect of associates is debit of £545 million in respect of foreign exchange recycled from reserves as a result of the divestment of the RAI associate. This has been reported in the Group’s share of post-tax results of associates and joint ventures.

19 Capital and reserves – reconciliation of movement in total equity continued

Other reserves comprise:

(a) £483 million which arose in 1998 from merger accounting in a Scheme of Arrangement and Reconstruction whereby British American Tobacco p.l.c. acquired the entire share capital of B.A.T Industries p.l.c. and the share capital of that company’s principal financial services subsidiaries was distributed, so effectively demerging them; and

(b) In the Rothmans transaction, convertible redeemable preference shares were issued as part of the consideration. The discount on these shares was amortised by crediting other reserves and charging retained earnings. The £90 million balance in other reserves comprises the accumulated balance in respect of the preference shares converted during 2004.

The tax attributable to components of other comprehensive income is as follows:

	2017 £m	2016 £m	2015 £m

Translation reserve

Net investment hedges

– net fair value gains/(losses)	–	(2)	–

	–	(2)	–

Hedging reserve

Cash flow hedges

– net fair value losses/(gains)	34	(11)	38

– reclassified and reported in profit for the year	–	(6)	(17)

	34	(17)	21

Retained earnings

– actuarial (gains)/losses in respect of subsidiaries	(171)	36	(23)

	(171)	36	(23)
Owners of the parent	(137)	17	(2)

Non-controlling interests	–	–	–

Total tax recognised in other comprehensive income for the year (note 6(f))	(137)	17	(2)

BAT Annual Report and Form 20-F 2017	1